Material Agreements (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	May 06, 2019 USD ($)	Dec. 31, 2024 EUR (€)	May 31, 2024 USD ($)	Jul. 17, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 17, 2022 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 16, 2024 EUR (€)
Disclosure of contingent liabilities [line items]
Research and development								$ 8,878	$ 7,467	$ 10,181
Revenues net								20,222	18,686	26,496
Amount of blended funding from European innovation council | €											€ 16,250
Expected funding amount received as grant | €											2,500
Investment amount in property | €											€ 13,750
Grants received | €		€ 1,125
Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
License costs										$ 165,000
Additional funding amount					$ 10,000
Accumulated funding								94,637
Research and development					110,000
NexoBrid [Member] | Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding							$ 12,000		4,368
Proceeds From Procurement					$ 65,000			16,500
Additional funding amount							$ 29,000
Revenues net								10,500
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
Revenues net								244	82
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000
Biopharmax Group Ltd. contract [Member]
Disclosure of contingent liabilities [line items]
Amount of invested in the project				$ 12,900
DOD and MTEC contracts [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding						$ 2,727
Additional funding amount			$ 1,557						9,117
Proceeds From Additional Procurement									$ 1,190
Accumulated funding								14,591
Supplier [Member]
Disclosure of contingent liabilities [line items]
Contracts with customers								$ 9,888
Terms of contract								2 years